UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


     Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number:  028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christine Chartouni
Title:  Chief Compliance Officer
Phone:  212-500-3179


Signature, Place and Date of Signing:

 /s/ Christine Chartouni        New York, New York          August 12, 2011
-------------------------     ----------------------     ---------------------
       [Signature]                [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $1,055,105
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
---     --------------------     -----------------------------------------------
 1.      028-11614                Marathon Special Opportunity Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Marathon Asset Management, L.P.
                                                           June 30, 2011

COLUMN 1                       COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                                                         VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE       SHARED  NONE
AMERICAN CAP LTD              COM             02503Y103  6,864      691,203 SH        SHARED      1           691,203  0      0
AMERICAN CAP LTD              COM             02503Y103  6,701      674,788 SH        SOLE        NONE        674,788  0      0
APACHE CORP                   COM             037411105  1,935       15,686 SH        SHARED      1            15,686  0      0
APACHE CORP                   COM             037411105  4,234       34,314 SH        SOLE        NONE         34,314  0      0
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104  6,953      200,029 SH        SHARED      1           200,029  0      0
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104  14,433     415,206 SH        SOLE        NONE        415,206  0      0
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104  3,563      102,500     CALL  SHARED      1           102,500  0      0
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH  03938L104  3,563      102,500     PUT   SHARED      1           102,500  0      0
BEMIS INC                     COM             081437105  1,328       39,300     Call  SHARED      1            39,300  0      0
BEMIS INC                     COM             081437105  2,061       61,000     Call  SOLE        NONE         61,000  0      0
BHP BILLITON LTD              SPONSORED ADR   088606108  909          9,605 SH        SHARED      1             9,605  0      0
BLOCK H & R INC               COM             093671105  1,347       84,000     PUT   SHARED      1            84,000  0      0
BLOCK H & R INC               COM             093671105  2,246      140,000     PUT   SOLE        NONE        140,000  0      0
BRIGHAM EXPLORATION CO        COM             109178103  1,878       62,742 SH        SHARED      1            62,742  0      0
BRIGHAM EXPLORATION CO        COM             109178103  4,108      137,258 SH        SOLE        NONE        137,258  0      0
CAMERON INTERNATIONAL CORP    COM             13342B105  7,099      141,170 SH        SHARED      1           141,170  0      0
CAMERON INTERNATIONAL CORP    COM             13342B105  15,531     308,830 SH        SOLE        NONE        308,830  0      0
DORAL FINL CORP               COM NEW         25811P886  12,040   6,142,727 SH        SHARED      1         6,142,727  0      0
FREEPORT-MCMORAN COPPER & GO  COM             35671D857  2,489       47,057 SH        SHARED      1            47,057  0      0
FREEPORT-MCMORAN COPPER & GO  COM             35671D857  5,446      102,943 SH        SOLE        NONE        102,943  0      0
GENERAL MTRS CO               COM             37045V100  1,116       36,753 SH        SHARED      1            36,753  0      0
GENERAL MTRS CO               COM             37045V100  1,763       58,081 SH        SOLE        NONE         58,081  0      0
HESS CORP                     COM             42809H107  8,584      114,818 SH        SHARED      1           114,818  0      0
HESS CORP                     COM             42809H107  18,778     251,182 SH        SOLE        NONE        251,182  0      0
ISHARES INC                   MSCI BRAZIL     464286400  546          7,445 SH        SHARED      1             7,445  0      0
ISHARES INC                   MSCI BRAZIL     464286400  3,301       45,000     CALL  SHARED      1            45,000  0      0
ISHARES INC                   MSCI BRAZIL     464286400  3,301       45,000     PUT   SHARED      1            45,000  0      0
ISTAR FINL INC                COM             45031U101  13,545   1,670,100     CALL  SHARED      1         1,670,100  0      0
ISTAR FINL INC                COM             45031U101  15,581   1,921,200     CALL  SOLE        NONE      1,921,200  0      0
LEAR CORP                     COM NEW         521865204  16,352     305,757 SH        SHARED      1           305,757  0      0
LEAR CORP                     COM NEW         521865204  35,113     656,564 SH        SOLE        NONE        656,564  0      0
NAVISTAR INTL CORP NEW        COM             63934E108  24,625     436,153 SH        SHARED      1           436,153  0      0
NAVISTAR INTL CORP NEW        COM             63934E108  54,749     969,691 SH        SOLE        NONE        969,691  0      0
NUCOR CORP                    COM             670346105  4,959      120,296 SH        SHARED      1           120,296  0      0
NUCOR CORP                    COM             670346105  10,848     263,164 SH        SOLE        NONE        263,164  0      0
RIO TINTO PLC                 SPONSORED ADR   767204100  6,806       94,113 SH        SHARED      1            94,113  0      0
RIO TINTO PLC                 SPONSORED ADR   767204100  14,890     205,887 SH        SOLE        NONE        205,887  0      0
SPDR S&P 500 ETF TR           TR UNIT         78462F103  186,843  1,415,800     PUT   SHARED      1         1,415,800  0      0
SPDR S&P 500 ETF TR           TR UNIT         78462F103  480,265  3,639,200     PUT   SOLE        NONE      3,639,200  0      0
UNITED STATES STL CORP NEW    COM             912909108  1,579       34,287 SH        SHARED      1            34,287  0      0
UNITED STATES STL CORP NEW    COM             912909108  3,453       75,008 SH        SOLE        NONE         75,008  0      0
VALE S A                      ADR             91912E105  6,468      202,433 SH        SHARED      1           202,433  0      0
VALE S A                      ADR             91912E105  14,149     442,854 SH        SOLE        NONE        442,854  0      0
WHITING PETE CORP NEW         COM             966387102  7,141      125,484 SH        SHARED      1           125,484  0      0
WHITING PETE CORP NEW         COM             966387102  15,623     274,516 SH        SOLE        NONE        274,516  0      0





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